Note 30 - Related Parties (Details Textual) - USD ($) $ in Thousands	Nov. 05, 2018	Dec. 31, 2018	Dec. 30, 2018	Dec. 19, 2018	Oct. 04, 2018	Oct. 03, 2018	Dec. 31, 2017	Nov. 01, 2017
Statement Line Items [Line Items]
Total investments in subsidiaries, joint ventures and associates		$ 35,060					$ 5,517
Receivables due from related parties		1,267					2,945
Acquisition of OKash [member]
Statement Line Items [Line Items]
Cash transferred				$ 9,500
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Maximum borrowing capacity provided to related party								$ 6,000
Line of credit, receivable from related party		1,400					$ 200
Loan receivable from related party		$ 400
Joint control over Powerbets [member]
Statement Line Items [Line Items]
Maximum borrowing capacity provided to related party					$ 6,000
Line of credit, receivable from related party			$ 2,600			$ 2,000
Investment in StarMaker [member]
Statement Line Items [Line Items]
Total investments in subsidiaries, joint ventures and associates	$ 30,000
Proportion of voting rights held in associate	19.35%
Proportion of voting rights held in associate, option to increase	51.00%
Acquisition of OKash from Opay [member] | Acquisition of OKash [member]
Statement Line Items [Line Items]
Cash transferred				$ 9,500
Services provided and received to related parties [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percent of markup on invoices		5.00%
Services provided and received to related parties [member] | Top of range [member]
Statement Line Items [Line Items]
Percent of markup on invoices		8.00%
Prepayments to 360 Mobile Security [member]
Statement Line Items [Line Items]
Receivables due from related parties		$ 10,400